Stock-based compensation - Stock options and RSUs outstanding (Details) (Long-term incentive and director compensation plans, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options, Shares
Options outstanding, Ending balance (in shares)	64,930,540
Stock Options, Weighted Average Exercise Price per Share
Weighted-average exercise price, End of period (in dollars per share)	$ 28.98
Employee Stock Option
Stock Options, Shares
Options outstanding, Beginning balance (in shares)	99,639,098
Granted (in shares)	12,975,548
Forfeited and expired (in shares)	(2,176,832)
Exercised (in shares)	(45,507,274)
Options outstanding, Ending balance (in shares)	64,930,540
Stock Options, Weighted Average Exercise Price per Share
Weighted-average exercise price, Beginning of period (in dollars per share)	$ 27.73
Weighted-average exercise price, Granted (in dollars per share)	$ 32.84
Weighted-average exercise price, Expired and forfeited (in dollars per share)	$ 30.58
Weighted-average exercise price, Exercised (in dollars per share)	$ 27.26
Weighted-average exercise price, End of period (in dollars per share)	$ 28.98
Restricted Stock Units (RSUs)
Restricted Stock Units, Shares
Awards outstanding other than options, Beginning balance (in shares)	23,375,234
Granted (in shares)	5,137,727
Vested RSUs (in shares)	(5,741,981)
Expired and forfeited (in shares)	(1,878,958)
Awards outstanding other than options, Ending balance (in shares)	20,892,022	23,375,234
Restricted Stock Units, Weighted Average Grant Date Fair Value per Share
Weighted-average grant date fair value, Beginning of period (in dollars per share)	$ 25.91
Weighted-average grant-date fair value, Granted (in dollars per share)	$ 33.70	$ 31.60	$ 33.20
Weighted-average grant date fair value, Vested RSUs (in dollars per share)	$ 17.09
Weighted-average grant date fair value, Expired and forfeited (in dollars per share)	$ 29.38
Weighted-average grant date fair value, Ending of period (in dollars per share)	$ 29.94	$ 25.91